PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Renewable Power	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$41,595	$23,772	$9,729	$14,168	$89,264
Additions	507	667	635	986	2,795
Acquisitions through business combinations	661	—	—	16	677
Dispositions[1]	(43)	(82)	(20)	(105)	(250)
Depreciation and impairment	(656)	(549)	(590)	(863)	(2,658)
Foreign currency translation and other	(2,203)	(976)	(245)	(337)	(3,761)
Total change	(1,734)	(940)	(220)	(303)	(3,197)
Balance, end of period[2]	$39,861	$22,832	$9,509	$13,865	$86,067

1.	Includes amounts reclassified to held for sale.

2.
Our ROU PP&E assets include $2.1 billion (December 31, 2019 – $2.2 billion) in our Infrastructure segment, $807 million (December 31, 2019 – $796 million) in our Real Estate segment, $1.3 billion (December 31, 2019 – $1.1 billion) in our Renewable Power segment and $1.4 billion (December 31, 2019 – $1.3 billion) in Private Equity and other segments, totaling $5.6 billion (December 31, 2019 – $5.4 billion) of ROU assets.

Renewable Power
Perpetual renewable power assets, such as many of our hydroelectric facilities, are revalued using 20-year discounted cash flow models with a terminal value that is determined, where appropriate, using the Gordon growth model. For assets with finite lives, such as wind and solar farms, the cash flow model is based on the estimated remaining service life and the residual asset value is used to represent the terminal value. Since we generate revenues that are predominantly backed by long-term contracts with well diversified creditworthy counterparties, it is not expected that the valuation of the assets will be significantly impacted by the economic slowdown. Additionally, the majority of our assets are operated from centralized control centers and our operators around the world have implemented contingency plans to ensure operations, maintenance and capital programs continue with little disruption, maintaining the value of the associated long-lived assets.
Infrastructure
Revenues at our Infrastructure segment have largely been unaffected by the economic slowdown due to the long-term and contracted nature of the assets. Overall, our Transport businesses are the most gross domestic product sensitive and have therefore experienced some impacts during the economic shutdown. We currently view the economic shut down to be a short-term disruption which does not significantly impact the long-term outlook of these infrastructure businesses or the recoverable amount of their property, plant and equipment.
Real Estate
In the first half of 2020, the hospitality sector had the most immediate and acute impact from the shutdown as the majority of the company’s hospitality investments were closed, and currently remain closed or are operating a reduced occupancy, either as a result of mandatory closure orders from various government authorities or due to severe travel restrictions. As a result of these closures, the partnership identified impairment indicators and performed impairment tests for each of the company’s hospitality investments based on revised cash flows and valuation metrics. For the six months ended June 30, 2020, we recorded revaluation decreases of $355 million on PP&E of which $246 million reversed previously recognized valuation gains in other comprehensive income and the remainder was charged to net income in our Real Estate segment.
Private Equity
The Private Equity segment has a diversified portfolio of operating businesses in the industrial, business services, and infrastructure services sectors. While some of the businesses have been considered as essential services amid social distancing measures being taken globally and continued their operation during the economic shutdown, certain of our businesses have been impacted by the shutdown but have not reported a material decline in the value of the property, plant and equipment. We have recorded an impairment charge of $156 million from the impact of contract modifications, changes in lay-up cost estimates, revenue forecasts and timing of vessel re-contracting.